Other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other non-current assets
Prepayment for automobiles	¥ 10,957	¥ 149,215
Automobiles purchased for future leases	31,532	359,760
Property not available for use	422,207
Long-term receivables from loan facilitation services	373,711	53,973
Automobiles collected from financing lease customers	323,351
Long-term prepaid expenses	13,059	74,113
Deposits and others	252,025	527,966
Less: provision for impairment of automobiles collected from financing lease customers	(104,761)
Other non-current assets	¥ 1,322,081	¥ 1,165,027